CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Cash flows from operating activities:
Net loss	$ (32,101)	$ (14,991)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	11,656	11,228
Share-based compensation expense	2,774	4,245
Accrued severance pay and pensions, net	(3)	(59)
Decrease in accrued interest, exchange rate on bank deposits, accrued interest and amortization of premium on marketable securities	(19)	(187)
Decrease (increase) in trade receivables, net	20,502	(37,096)
Increase in other accounts receivable and prepaid expenses	(168)	(2,425)
Decrease in inventories, net of write-off	7,493	28,809
Increase (decrease) in trade payables	(17,472)	23,443
Decrease in deferred revenues	(8,218)	(16,419)
Decrease (increase) in deferred tax asset, net	3,743	(419)
Decrease in other accounts payable and accrued expenses (including other long term liabilities)	(1,597)	(6,005)
Net cash used in operating activities	(13,410)	(9,876)
Cash flows from investing activities:
Purchase of property and equipment	(11,706)	(10,213)
Investment in short-term bank deposits	(255)	(1,266)
Proceeds from maturities of short-term bank deposits	336	7,920
Proceeds from sale of marketable securities, net	301	9,717
Net cash provided by (used in) investing activities	(11,324)	6,158
Cash flows from financing activities:
Proceeds from short-term loans from financial institutions	25,990	25,000
Repayment of bank loan	(8,174)	(6,174)
Proceeds from exercise of options	1,145	734
Net cash provided by financing activities	18,961	19,560
Effect of exchange rate changes on cash	(744)	(482)
Increase (decrease) in cash and cash equivalents	(6,517)	15,360
Cash and cash equivalents at the beginning of the year	47,099	28,991
Cash and cash equivalents at the end of the year	$ 40,582	$ 44,351